Commitments and contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 12 – Commitments and contingencies

Commitments

On October 1, 2019, the Company entered into a sponsorship agreement with an eSports team (the “Team”) to obtain certain sponsorship-related rights and benefits that include the ability to access commercial opportunities. The Company had agreed to initially pay the Team $516,000 in cash and $230,000 in Common Stock during the period from October 1, 2019 to June 30, 2022. On August 6, 2020, the Company entered into an amended and restated sponsorship agreement (the “Amended Sponsorship Agreement”) with the Team that included cash payments totaling $2,545,000 and the issuance of Common Stock totaling $825,000 for the term of the agreement ending January 31, 2023. On December 31, 2021, the Amended Sponsorship Agreement terminated. For the three and nine months ended March 31, 2021, the Company recorded $0 and $424,893 in sales and marketing expense related to the Team sponsorship. There were no outstanding amounts payable to the Team as of March 31, 2023 or June 30, 2022.

On August 17, 2020, the Company entered into an agreement with Bally’s Corporation, an operator of various online gaming and wagering services in the state of New Jersey, USA, to assist the Company in its entrance into the sports wagering market in New Jersey under the State Gaming Law. The commencement date of the arrangement with Bally’s Corporation was March 31, 2021. The Company paid $1,550,000 and issued 500 shares of Common Stock in connection with the commencement of the arrangement. The Bally’s Corporation agreement extends for 10 years from July 1, 2021, the date of commencement, requiring the Company to pay $1,250,000 and issue 100 shares of Common Stock on each annual anniversary date. As of March 31, 2023, the future annual commitments by the Company under this agreement are estimated at $1,250,000 and 100 shares of Common Stock payable each year through the year ended June 30, 2030. During each of the three and nine months ended March 31, 2023 and 2022, the Company recorded $334,890 and $1,019,556, respectively, in sales and marketing expense for its arrangement with Bally’s Corporation. There was $1,019,556 in accounts payable and accrued expenses in the unaudited condensed consolidated financial statements outstanding and payable to Bally’s Corporation as of March 31, 2023 and no amounts outstanding as of June 30, 2022. On October 28, 2022, the Company determined that it would close down its vie.gg New Jersey operations and exit its transactional waiver from the New Jersey Division of Gaming Enforcement.

The Company has signed a subscription and operating agreement with Game Fund Partners LLC to support the development of a planned $300,000,000 game fund. Under the agreements, the Company will initially invest approximately $2,000,000 of Company shares into 20% of the general partnership of the fund, and the Company will become part of the management and investment committee that manages an investment fund focused on joint projects and investment vehicles to fuel growth in the areas of gaming, data, blockchain, online gaming, and joint casino hotel investments. The Company has agreed to contribute 1,000 shares to the fund during the period in which the fund receives total capital commitments of $100,000,000. The Company has agreed to contribute an additional 1,000 shares to the fund during the period in which the fund reaches total capital commitments of $200,000,000. As of March 31, 2023, the Company has not contributed any shares of its Common Stock to the fund.

In the ordinary course of business, the Company enters into multi-year agreements to purchase sponsorships with professional teams as part of its marketing efforts to expand competitive esports gaming. During the three and nine months ended March 31, 2023, the Company recorded $146,840 and $963,023 respectively, and during the three and nine months ended March 31, 2022, the Company recorded $1,090,523 and $3,905,728, respectively, in sales and marketing expense for these arrangements. As of March 31, 2023, the commitments under these agreements are estimated at $549,988 for the remainder of the year ended June 30, 2023, $433,612 for the year ended June 30, 2024, $217,730 for year ended June 30, 2025, and $149,913 for the year ended June 30, 2026.

Contingencies

On December 23, 2022, Grant Johnson resigned from the Board. Mr. Johnson resigned following his termination for cause, by the Board, from his position as Chairman and Chief Executive Officer of the Company, effective December 3, 2022. As a result, Mr. Johnson is no longer an officer or director of the Company.

On January 6, 2023, Mr. Johnson, filed a lawsuit in the United States District Court for the Southern District of New York against the Company. The claim alleges breach by the Company of Mr. Johnson’s employment agreement when it terminated him for “Cause” as defined in the agreement on December 3, 2022. Mr. Johnson seeks in excess of $1,000,000 as well as 2,000 shares of our common stock, plus attorney’s fees.

On February 28, 2023, Mr. Johnson filed an amended complaint to amend his original claim and to add an alleged defamation claim. On March 14, 2023, the Company filed its Pre-Motion Letter requesting that the claim be dismissed and on March 15, 2023, Mr. Johnson filed a letter to the Court requesting that the claim not be dismissed. On May 4th a pretrial conference took place and the Company decided not to move forward with the motion to dismiss and is preparing documents for the discovery phase and a response to the Plaintiff’s statement of claim as well as a counterclaim.

The Company believes the claims are without merit and intends to defend against the claims vigorously. The case is captioned Grant Johnson v. Esports Entertainment Group, Inc. 1:22-cv-10861 (SDNY).

During October 2022, the Company entered into an amendment to the Bethard SPA where it agreed to pay €6,535,753 (equivalent to $6,891,782 using exchange rates at February 24, 2023 the date of disposal of the Bethard Business) through installments equal to 12% of net gaming revenue until the Company has paid the balance or the Company spends €13,120,000 in marketing costs (equivalent to $13,834,699 using exchange rates at February 24, 2023 the date of disposal of the Bethard Business). On February 24, 2023, the contingent liability was settled as part of the disposal of the Bethard Business. As of June 30, 2022 the Company has estimated the present value of the amount owed to be $3,328,361. During the three and nine months ended March 31, 2023, the Company recognized a loss of $0 and $2,864,551, and during the three and nine months ended March 31, 2022, the Company recognized a gain of $99,247 and $1,950,693, respectively, in the change in fair value of contingent consideration in the unaudited condensed consolidated statement of operations.

Since the acquisition of the Argyll UK EEG iGaming business on July 31, 2020, the Company has responded to periodic requests for information from the UK Gambling Commission (the “UKGC”) in relation to information required to maintain its UK license following the change of corporate control. There have been no adverse judgments imposed by the UKGC against the Company. On November 10, 2022, the Company determined that it would close down its licensed remote gambling operation in the UK market. On November 15, 2022, as part of the winding down of the Argyll UK iGaming operations, players were informed that they would no longer be able to place bets from November 30, 2022 and that they could withdraw their balances through December 7, 2022. On December 8, 2022 Argyll UK surrendered its UK license and the surrender was confirmed by the UKGC on December 9, 2022. Between December 7, 2022 and December 14, 2022 Argyll UK attempted to refund customer accounts that still had remaining balances. On March 3, 2023, the Board determined that the Company’s wholly-owned subsidiary Argyll Entertainment, the Company’s Swiss entity that is part of Argyll UK, would be liquidated. The Swiss courts declared Argyll Entertainment bankrupt on March 27, 2023, at which point the Company lost control of Argyll Entertainment and, as a result, deconsolidated the entity. The Company had previously fully impaired the goodwill, intangible assets and other long-lived assets of Argyll UK in the fiscal year ended June 30, 2022. The Company recognized a gain on disposal of Argyll Entertainment of $3,288,060 in loss on disposal of businesses in the unaudited condensed consolidated statement of operations.

On January 1, 2022, amendments to the Finnish Lotteries Act came into effect, further restricting marketing opportunities and enhancing the enforcement powers of the Finnish regulator. Prior to these amendments coming into effect, in the fiscal quarter ended December 31, 2021, the Company has received communications from the Finnish regulator requesting clarification on its marketing and gaming practices related to its Finnish EEG iGaming operations. The Company responded to the initial communication in third quarter of fiscal year 2022 and received a second request for further clarification. On November 28, 2022, the Company provided its response, further addressing its business and marketing operations in Finland. Further powers allowing the Finnish regulator to require blocking by payment service providers of overseas operators who are targeting their marketing activities towards Finnish customers are also due to come into effect in 2023. Operations in Finland run under the MGA license on the Lucky Dino in-house built iDefix casino-platform. On January 5, 2023, the Company received a communication that the Finnish regulator was satisfied with the Company’s response and no adverse judgments were imposed by the Finnish regulator against the Company.

The Company at times may be involved in pending or threatened litigation relating to claims arising from its operations in the normal course of business. Some of these proceedings may result in fines, penalties, judgments or costs being assessed against the Company at some future time.

In determining the appropriate level of specific liabilities, if any, the Company considers a case-by-case evaluation of the underlying data and updates the Company’s evaluation as further information becomes known. Specific liabilities are provided for loss contingencies to the extent the Company concludes that a loss is both probable and estimable. The Company did not have any liabilities recorded for loss contingencies as of March 31, 2023 or June 30, 2022. However, the results of litigation are inherently unpredictable, and the possibility exists that the ultimate resolution of one or more of these matters could result in a material effect on the Company’s financial position, results of operations or liquidity.

Other than discussed above, the Company is currently not involved in any other litigation that it believes could have a material adverse effect on the Company’s financial condition or results of operations.

Note 13 – Commitments and contingencies

Commitments

On October 1, 2019, the Company entered into a sponsorship agreement with an eSports team (the “Team”) to obtain certain sponsorship-related rights and benefits that include the ability to access commercial opportunities. The Company had agreed to initially pay the Team $516,000 in cash and $230,000 in Common Stock during the period from October 1, 2019 to June 30, 2022. On August 6, 2020, the Company entered into an amended and restated sponsorship agreement (the “Amended Sponsorship Agreement”) with the Team that included cash payments totaling $2,545,000 and the issuance of Common Stock totaling $825,000 for the term of the agreement ending January 31, 2023. On December 31, 2021, the Amended Sponsorship Agreement terminated, and no cash or Common Stock was paid subsequently during the six months ended June 30, 2022. For the year ended June 30, 2022, the Company recorded $444,304 in sales and marketing expense related to the Team sponsorship. There were no outstanding amounts payable to the Team as of June 30, 2022.

On August 17, 2020, the Company entered into an agreement with Bally’s Corporation, an operator of various online gaming and wagering services in the state of New Jersey, USA, to assist the Company in its entrance into the sports wagering market in New Jersey under the State Gaming Law. The commencement date of the arrangement with Bally’s was March 31, 2021. The Company paid $1,550,000 and issued 500 shares of Common Stock in connection with the commencement of the arrangement. The Bally’s agreement extends for 10 years from July 1, 2021, the date of commencement, requiring the Company to pay $1,250,000 and issue 100 shares of Common Stock on each annual anniversary date. As of June 30, 2022, the future annual commitments by the Company under this agreement are estimated at $1,250,000 and 100 shares of Common Stock payable each year through the year ended June 30, 2030. During the year ended June 30, 2022 and 2021, the Company has recorded $1,358,168 and $357,167, respectively, in sales and marketing expense for its arrangement with Bally’s Corporation. There were no outstanding amounts payable to Bally’s Corporation as of June 30, 2022 or June 30, 2021.

The Company has signed a subscription and operating agreement with Game Fund Partners LLC to support the development of a planned $300,000,000 game fund. Under the agreements, the Company will initially invest approximately $2,000,000 of Company shares into 20% of the general partnership of the fund, and the Company will become part of the management and investment committee that manages an investment fund focused on joint projects and investment vehicles to fuel growth in the areas of gaming, data, blockchain, online gaming, and joint casino hotel investments. The Company has agreed to contribute 1,000 shares to the fund during the period in which the fund receives total capital commitments of $100,000,000. The Company has agreed to contribute an additional 1,000 shares to the fund during the period in which the fund reaches total capital commitments of $200,000,000. As of June 30, 2022, the Company has not contributed any shares of its Common Stock to the fund.

In the ordinary course of business, the Company enters into multi-year agreements to purchase sponsorships with professional teams as part of its marketing efforts to expand competitive esports gaming. As of June 30, 2022, the commitments under these agreements are estimated at $2,319,014 for the year ended June 30, 2023, $1,363,797 for the year ended June 30, 2024, $494,980 for year ended June 30, 2025, and $290,663 for the year ended June 30, 2026.

Contingencies

On January 6, 2023, Mr. Johnson, filed a lawsuit in the United States District Court for the Southern District of New York against the Company. The claim alleges breach by the Company of Mr. Johnson’s employment agreement when it terminated him for “Cause” as defined in the agreement on December 3, 2022. Mr. Johnson seeks in excess of $1.0 million as well as 2,000 shares of our common stock, plus attorney’s fees. On February 28, 2023, Mr. Johnson filed an amended complaint to amend his original claim and to add an alleged defamation claim. On March 14, 2023, the Company filed its Pre-Motion Letter requesting that the claim be dismissed and on March 15, 2023 Mr. Johnson filed a letter to the Court requesting that the claim not be dismissed. The Company believes the claims are without merit and intends to defend against the claims vigorously. The case is captioned Grant Johnson v. Esports Entertainment Group, Inc. 1:22-cv-10861 (SDNY).

During October 2022, the Company entered into an amendment to the Bethard SPA where it agreed to pay €6,535,753 (equivalent to $7,010,732 using exchange rates at December 31, 2022) through installments equal to 12% of net gaming revenue until the Company has paid the balance or the Company spends €13,120,000 in marketing costs (equivalent to $14,073,483 using exchange rates at December 31, 2022). Due to this amendment, as of December 31, 2022 and June 30, 2022 the Company has estimated the present value of the amount owed to be $6,192,912 and $3,328,361, respectively.

Since the acquisition of the Argyll UK EEG iGaming business on July 31, 2020, the Company has responded to periodic requests for information from the UK Gambling Commission (the “UKGC”) in relation to information required to maintain its UK license following the change of corporate control. There have been no adverse judgments imposed by the UKGC against the Company. On November 10, 2022, the Company determined that it would close down its licensed remote gambling operation in the UK market. On November 15, 2022, as part of the winding down of the Argyll UK iGaming operations, players were informed that they would no longer be able to place bets from November 30, 2022 and that they could withdraw their balances through December 7, 2022. On December 8, 2022 Argyll UK surrendered its UK license and the surrender was confirmed by the UKGC on December 9, 2022. Between December 7, 2022 and December 14, 2022 Argyll UK attempted to refund customer accounts that still had remaining balances. On March 3, 2023, the Company’s Board determined that the Company’s wholly-owned subsidiary Argyll Entertainment, the Company’s Swiss entity that is part of Argyll UK, would be liquidated. The Swiss courts declared Argyll Entertainment bankrupt on March 27, 2023, at which point the Company lost control of Argyll Entertainment and, as a result, deconsolidated the entity. Argyll Entertainment had net liabilities of approximately $1,640,000 as of December 31, 2022. The Company fully impaired the goodwill, intangible assets and other long-lived assets of Argyll UK during year ended June 30, 2022 (see Note 21).

On January 1, 2022, amendments to the Finnish Lotteries Act came into effect, further restricting marketing opportunities and enhancing the enforcement powers of the Finnish regulator. Prior to these amendments coming into effect, in the fiscal quarter ended December 31, 2021, the Company has received communications from the Finnish regulator requesting clarification on its marketing and gaming practices related to its Finnish EEG iGaming operations. The Company responded to the initial communication in third quarter of fiscal year 2022 and received a second request for further clarification. On November 28, 2022, the Company provided its response, further addressing its business and marketing operations in Finland. Further powers allowing the Finnish regulator to require blocking by payment service providers of overseas operators who are targeting their marketing activities towards Finnish customers are also due to come into effect in 2023. Operations in Finland run under the MGA license on the Lucky Dino in-house built iDefix casino-platform. On January 5, 2023, the Company received a communication that the Finnish regulator was satisfied with the Company’s response and no adverse judgments were imposed by the Finnish regulator against the Company.

The Company at times may be involved in pending or threatened litigation relating to claims arising from its operations in the normal course of business. Some of these proceedings may result in fines, penalties, judgments or costs being assessed against the Company at some future time.

In determining the appropriate level of specific liabilities, if any, the Company considers a case-by-case evaluation of the underlying data and updates the Company’s evaluation as further information becomes known. Specific liabilities are provided for loss contingencies to the extent the Company concludes that a loss is both probable and estimable. The Company did not have any liabilities recorded as of June 30, 2022. However, the results of litigation are inherently unpredictable, and the possibility exists that the ultimate resolution of one or more of these matters could result in a material effect on the Company’s financial position, results of operations or liquidity.

In September 2018, Boustead Securities, LLC (“Boustead”) notified the Company of a claim that it was owed $192,664, as well as warrants to purchase 1,417,909 shares of the Company’s Common Stock as compensation for Boustead acting as the placement agent for the sale of the Company’s securities between June 2017 and 2018. This matter was brought to arbitration on December 7, 2020. On February 3, 2021, the arbitration awarded Boustead $289,874 in damages and allowable costs (excluding attorneys’ fees) with interest accruing approximately $21 per day. At June 30, 2021, the Company had recorded a liability for the amount awarded in arbitration in accounts payable and accrued expenses in the consolidated balance sheet. The Company paid $294,051 to settle the arbitration award, inclusive of accrued interest, on August 24, 2021.

On August 3, 2020, Tangiers Global, LLC (“Tangiers”) filed a lawsuit against the Company alleging that it had breached its obligations related to an 8% convertible promissory note dated June 3, 2016 and common stock purchase warrants of the same date. On April 30, 2021, a Settlement Agreement was entered into with Tangiers for an undisclosed amount. The Company has settled and paid the liability and the amount of the settlement was not material to the consolidated financial statements of the Company.

Other than discussed above, the Company is currently not involved in any other litigation that it believes could have a material adverse effect on the Company’s financial condition or results of operations.